Basis of Preparation of the Consolidated Financial Statements (Policies)	12 Months Ended
Dec. 31, 2018
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Functional and reporting currency and tax effect on Other comprehensive income

2.b.1) Functional and reporting currency and tax effect on Other comprehensive income

Functional currency

YPF, based on parameters set out in IAS 21 “The effects of change in foreign exchange rates”, has defined the U.S. dollar as its functional currency. Consequently, non-monetary cost-based measured assets and liabilities, as well as income or expenses, are remeasured into functional currency by applying the exchange rate prevailing at the date of the transaction.

Transactions in currencies other than the functional currency of the Company are deemed to be “foreign currency transactions” and are remeasured into functional currency by applying the exchange rate prevailing at the date of the transaction (or, for practical reasons and when exchange rates do not fluctuate significantly, the average exchange rate for each month). At the end of each year or at the time of payment, the balances of monetary assets and liabilities in currencies other than the functional currency are measured at the exchange rate prevailing at such date and the exchange differences arising from such measurement are recognized as “Net financial results” in the consolidated statement of comprehensive income for the year in which they arise.

Assets, liabilities and results of subsidiaries, associates and joint ventures are shown in their respective functional currencies. The effects of the conversion into U.S. dollars of the financial information of those companies whose functional currency is other than the U.S. dollar are recorded as “Other comprehensive income” in the Consolidated Statement of Comprehensive Income.

Presentation currency

According to CNV Resolution No. 562, the Company must present its financial statements in pesos. Therefore, the financial statements prepared in the Company’s functional currency are translated into the presentation currency, as per the following procedures:

•	Assets and liabilities of each of the balance sheets presented are translated using the exchange rate on the balance sheet closing date;

•

Items of the consolidated statement of comprehensive income are translated using the exchange rate at the time the transactions were generated (or, for practical reasons, and provided the exchange rate has not changed significantly, using each month’s average exchange rate);

•	All translation differences resulting from the foregoing are recognized under “Other Comprehensive Income” in the statement of comprehensive income.

Effects of the translation of investments in subsidiaries, associates and joint ventures with the Peso as functional currency corresponding to a hyperinflationary economy

Under IAS 21, the financial statements of a subsidiary with the functional currency of a hyperinflationary economy are to be restated according to IAS 29 before they are included in the consolidated financial statements of its parent company with a functional currency of a non-hyperinflationary economy, except for their comparative figures.

Following the aforementioned guidelines, the results and financial position of subsidiaries with the Peso as functional currency were translated into U.S dollars by the following procedures: all amounts (i.e., assets, liabilities, stockholders’ equity items, expenditures and revenues) were translated at the exchange rate effective at the closing date of the financial statements, except for comparative amounts, which were presented as current amounts in the financial statements of the previous fiscal year (i.e., these amounts were not be adjusted to reflect subsequent variations in price levels or exchange rates). Thus, the effect of the restatement of comparative amounts was recognized in other comprehensive income.

These criteria were also implemented by the Group for its investments in associates and joint ventures.

When an economy ceases to be hyperinflationary and an entity ceases to restate its financial statements in accordance with IAS 29, it will use the amounts restated according to the price level of the date on which the entity ceased to make such restatement as historical costs, in order to translate them into the presentation currency.

Tax effect on Other Comprehensive Income

Results included in Other Comprehensive Income in connection with translation differences generated by investments in subsidiaries, associates and joint ventures whose functional currency is other than U.S. dollar as well as conversion differences arising from the translation of YPF’s financial statements into its presentation currency (Pesos), have no effect on the income tax or in the deferred tax since at the time they were generated, the relevant transactions did not make any impact on net income or taxable income.

Financial Assets

2.b.2) Financial Assets

Classification

In accordance with IFRS 9 “Financial instruments”, the Group classifies its financial assets into two categories:

•	Financial assets at amortized cost

Financial assets are measured at amortized cost if both of the following criteria are met: (i) the objective of the Group’s business model is to hold the assets to collect the contractual cash flow, and (ii) the contractual terms only require specific dates for payment of principal and interest.

In addition, and for assets that meet the above conditions, IFRS 9 contemplates the option of designating, at the time of the initial recognition, an asset as measured at its fair value, if doing so would eliminate or significantly reduce the valuation or recognition inconsistency that could arise in the event that the valuation of the assets and liabilities or the recognition of profit or losses resulting therefrom be carried out on different bases. The Group has not designated a financial asset at fair value by using this option.

As of the closing date of these consolidated financial statements, the Group’s financial assets at amortized cost include certain elements of cash and cash equivalents, trade receivables and other receivables.

•	Financial assets at fair value through profit or loss

If either of the two criteria above are not met, the financial asset is classified as an asset measured “at fair value through profit or loss”.

As of the closing date of these consolidated financial statements, the Group’s financial assets at fair value through profit or loss include mutual funds and public securities.

Recognition and measurement

Purchases and sales of financial assets are recognized on the date on which the Group commits to purchase or sell the assets. Financial assets are recognized when the rights to receive cash flows from the investments and the risks and rewards of ownership have expired or have been transferred.

Financial assets at amortized cost are initially recognized at fair value plus transaction costs. These assets accrue interest based on the effective interest rate method.

Financial assets at their fair value through profit or loss are initially recognized at fair value and transaction costs are recognized as an expense in the statement of comprehensive income. They are subsequently valued at fair value. Changes in fair values and results from sales of financial assets at fair value through profit or loss are recorded in “Net financial results” in the statement of comprehensive income.

In general, the Group uses the transaction price to ascertain the fair value of a financial instrument on initial recognition. In other cases, the Group records a gain or loss on initial recognition only if the fair value of the financial instrument can be supported by other comparable and observable market transactions for the same type of instrument or if it is based in a technical valuation that only inputs observable market information. Unrecognized gains or losses on initial recognition of a financial asset are recognized later on, only to the extent they arise from a change in the factors (including time) that market participants would consider upon setting the price.

Gains/losses on debt instruments measured at amortized cost and not included for hedging purposes are charged to income when the financial assets are derecognized or an impairment loss is recognized and during the amortization process using the effective interest rate method. The Group reclassifies all investments on debt instruments only when its business model for managing those assets changes.

Impairment of financial assets

The Group assesses the impairment of its financial assets according to the expected credit losses model. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

For trade receivables, the Group applies the simplified approach allowed by IFRS 9, which requires expected lifetime losses to be recognized from initial recognition of the receivables. See Note 2.b.18.

Offsetting financial instruments

Financial assets and liabilities are offset when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis, or realize the asset and settle the liability simultaneously.

Inventories

2.b.3) Inventories

Inventories are valued at the lower value between their cost and their net realizable value. Cost includes acquisition costs (less trade discount, rebates and other similar items), transformation and other costs, which have been incurred when bringing the inventory to its present location and condition. The net realizable value is the estimated selling price in the ordinary course of business less selling expenses.

In the case of refined products, costs are allocated in proportion to the selling price of the related products (isomargen method) due to the difficulty for distributing the production costs to each product. Raw materials, packaging and other inventory are valued at their acquisition cost.

The Group assesses the net realizable value of the inventories at the end of each year and recognizes in profit or loss in the consolidated statement of comprehensive income the appropriate valuation adjustment if the inventories are overstated. When the circumstances that previously caused impairment no longer exist or when there is clear evidence of an increase in the inventories’ net realizable value because of changes in economic circumstances, the amount of a write-down is reversed.

Intangible assets

2.b.4) Intangible assets

The Group initially recognizes intangible assets at their acquisition or development cost. This cost is amortized on a straight-line basis over the useful lives of these assets. At the end of each year, such assets are measured at their acquisition or development cost, considering the criteria adopted by the Group in the transition to IFRS, less any accumulated amortization and any accumulated impairment losses.

The main intangible assets of the Group are as follows:

i.	Service concessions arrangements

Includes transportation and storage concessions. These assets are valued at their acquisition cost, considering the criteria adopted by the Group in the transition to IFRS, net of accumulated amortization. They are depreciated using the straight-line method during the course of the concession period.

The Argentine Hydrocarbons Law allows the executive branch of the Argentine government to award 35-year concessions for the transportation of oil, gas and petroleum products following submission of competitive bids. The term of a transportation concession may be extended for an additional ten-year term. Pursuant to Law No. 26,197, provincial governments have the same powers. Holders of production concessions are entitled to receive a transportation concession for the oil, gas and petroleum products that they produce. The holder of a transportation concession has the right to:

•	Transport oil, gas and petroleum products;

•

Build and operate oil, gas and products pipelines, storage facilities, pump stations, compressor plants, roads, railways and other facilities and equipment necessary for the efficient operation of a pipeline system.

In addition, a transportation concession holder is under an obligation to transport hydrocarbons to third parties, without discrimination, in exchange for a tariff. This obligation, however, is applicable to oil or gas producers only to the extent the concession holder has available additional capacity, and is expressly subject to the transportation requirements of the concession holder. Transportation tariffs are subject to approval by the Federal Energy Secretariat for oil and petroleum derivatives pipelines, and by ENARGAS, for gas pipelines. Upon expiration of a transportation concession, oil pipelines and related facilities revert to the Argentine Government, without any payment to the concession holder.

In connection with the foregoing, the Privatization Law granted the Company 35-year transportation concessions for the transportation facilities operated by Yacimientos Petrolíferos Fiscales S.E. as of such date. The main pipelines related to said transportation concessions are the following:

•	La Plata / Dock Sud

•	Puerto Rosales / La Plata

•	Monte Cristo / San Lorenzo

•	Puesto Hernández / Luján de Cuyo

•	Luján de Cuyo / Villa Mercedes

Thus, assets meeting certain requirements set forth by the IFRIC 12, which the Company Management’s judgment are met in the facilities mentioned in the preceding paragraphs, are recognized as intangible assets.

ii.	Exploration rights

The Group classifies exploration rights as intangible assets, which are valued at their cost, considering the criteria adopted by the Group in the transition to IFRS, net of the related impairment, if applicable.

Investments related to unproved oil reserves or fields under evaluation are not depreciated. These investments are reviewed for impairment at least once a year, or whenever there are indicators that the assets may have become impaired. Any impairment loss or reversal is recognized in profit or loss in the consolidated statement of comprehensive income. Exploration costs (geological and geophysical expenditures, expenditures associated with the maintenance of unproved reserves and other expenditures relating to exploration activities), excluding exploratory well drilling costs, are charged to expense in the consolidated statement of comprehensive income as incurred.

iii.	Other intangible assets

In this section, it mainly includes costs relating to computer software development expenditures, as well as assets that represent the rights to use technology and knowledge (“know how”) for the manufacture and commercial exploitation of equipment related to oil extraction. These items are valued at their acquisition cost, considering the criteria adopted by the Group in the transition to IFRS, net of the related depreciation and impairment, if applicable.

These assets are amortized on a straight-line basis over their useful lives, which range between 3 and 14 years. The Group reviews annually the mentioned estimated useful life.

The Group has no intangible assets with indefinite useful lives as of December 31, 2018, 2017 and 2016.

Investments in associates and joint ventures

2.b.5) Investments in associates and joint ventures

Investments in associates and joint ventures are valued using the equity method.

According to this method, the investment is initially recognized at cost under “Investments in associates and joint ventures” in the statement of financial position, and the book value increases or decreases to recognize the investor’s interest in the income of the associate or joint venture after the acquisition date, which is reflected in the statement of comprehensive income under “Income from equity interest in associates and joint ventures”. The investment includes, if applicable, the goodwill identified in the acquisition.

Associates are considered those in which the Group has significant influence, understood as the power to participate in the financial and operating policy decisions of the investee but does not have control or joint control over those policies. Significant influence is presumed in companies in which a company has an interest of 20% or more and less than 50%.

Joint arrangements are contractual agreements through which the Group and the other party or parties have joint control. Under the provisions of IFRS 11, “Joint arrangements”, and IAS 28, “Investments in Associates and Joint Ventures”, investments in which two or more parties have joint control (defined as a “joint arrangement”) will be classified as either a joint operation (when the parties that have joint control have rights to the assets and obligations for the liabilities relating to the joint arrangement) or a joint venture (when the parties that have joint control have rights to the net assets of the joint arrangement). Considering such classification, joint operations will be proportionally consolidated and joint ventures will be accounted for under the equity method.

Associates and joint ventures have been valued based upon the latest available financial statements of these companies as of the end of each year, taking into consideration, if applicable, significant subsequent events and transactions, available management information and transactions between the Group and the related company, which have produced changes on the latter’s shareholders’ equity. The dates of the financial statements of such related companies used in the consolidation process may differ from the date of the Company’s financial statements due to administrative reasons. The accounting principles and procedures used by associates and joint ventures have been homogenized, where appropriate, with those used by the Group in order to present the consolidated financial statements based on uniform accounting and presentation policies. The financial statements of associates and joint ventures whose functional currency is different from the presentation currency are translated using the procedure set out in Note 2.b.1.

Investments in companies in which the Group has no significant influence or joint control, are valued at cost.

Investments in companies with negative shareholders’ equity are disclosed in the “Other Liabilities” account.

On each closing date or upon the existence of signs of impairment, it is determined whether there is any objective evidence of impairment in the value of the investment in associates and joint ventures. If this is the case, the Group calculates the amount of the impairment as the difference between the recoverable value of associates and joint ventures and their book value, and recognizes the difference under “Income from equity interest in associates and joint ventures” in the statement of comprehensive income. The recorded value of investments in associates and joint ventures does not exceed their recoverable value.

Note 9 details the investments in associates and joint ventures.

Property, plant and equipment

2.b.6) Property, plant and equipment

General criteria

Property, plant and equipment are valued at their acquisition cost, plus all the costs directly related to the location of such assets for their intended use, considering the deemed cost criteria adopted by the Group in the transition to IFRS.

Borrowing costs of assets that require a substantial period to be ready for their intended use are capitalized as part of the cost of these assets.

Major inspections, necessary to restore the service capacity of the related asset are capitalized and depreciated on a straight-line basis over the period until the next overhaul is scheduled.

The costs of renewals, betterments and enhancements that extend the useful life of properties and/or improve their service capacity are capitalized. As property, plant and equipment are retired, the related cost and accumulated depreciation are derecognized.

Repair, conservation and ordinary maintenance expenses are recognized in the statement of comprehensive income as incurred.

These assets are reviewed for impairment at least once a year, or whenever there are indicators that the assets may have become impaired, as detailed in Note 2.b.8.

Depreciation

Property, plant and equipment, other than those related to oil and gas exploration and production activities, are depreciated using the straight-line method, over the years of estimated useful life of the assets, as follows:

Years of Estimated Useful Life
Buildings and other constructions	50
Refinery equipment and petrochemical plants	20-25
Infrastructure of natural gas distribution	20-50
Transportation equipment	5-25
Furniture, fixtures and installations	10
Selling equipment	10
Electric power generation facilities	15-20
Other property	10

Land is classified separately from the buildings or facilities that may be located on it and is deemed to have an indefinite useful life. Therefore, it is not depreciated.

The Group reviews annually the estimated useful life of each class of assets.

Oil and gas exploration and production activities

The Group recognizes oil and gas exploration and production transactions using the “successful-efforts” method. The costs incurred in the acquisition of new interests in areas with proved and unproved reserves are capitalized as incurred under Mineral properties, wells and related equipment. Costs related to exploration permits are classified as intangible assets.

Exploration costs, excluding the costs associated with exploratory wells, are charged to expense as incurred. Costs of drilling exploratory wells, including stratigraphic test wells, are capitalized pending determination as to whether the wells have found proved reserves that justify commercial development. If such reserves are not found, the mentioned costs are charged to expense. Occasionally, an exploratory well may be determined to have found oil and gas reserves, but classification of those reserves as proved cannot be made. In those cases, the cost of drilling the exploratory well will continue to be capitalized if the well has found a sufficient quantity of reserves to justify its completion as a producing well, and the Group is making sufficient progress assessing the reserves as well as the economic and operating viability of the project. If any of the mentioned conditions are not met, the cost of drilling exploratory wells is charged to expense. In addition, the exploratory activity involves, in many cases, the drilling of multiple wells through several years in order to completely evaluate a project. As a consequence, some exploratory wells may be kept in evaluation for long periods, pending the completion of additional wells and exploratory activities needed to evaluate and quantify the reserves related to each project. The detail of the exploratory well costs in evaluation stage is described in Note 8.

Drilling costs applicable to productive wells and to developmental dry holes, as well as tangible equipment costs related to the development of oil and gas reserves, have been capitalized.

The capitalized costs described above are depreciated as follows:

a)

The capitalized costs related to productive activities have been depreciated by field on a unit-of-production basis by applying the ratio of produced oil and gas to estimate proved, developed oil, and gas reserves.

b)

The capitalized costs related to the acquisition of property and the extension of concessions with proved reserves have been depreciated by field on a unit-of-production basis by applying the ratio of produced oil and gas to the estimated proved oil and gas reserves.

Revisions in estimates of crude oil and gas proved reserves are considered prospectively in the calculation of depreciation. Revisions in estimates of reserves are performed at least once a year. Additionally, estimates of reserves are audited by external independent petroleum engineers on a three-year rotation plan.

Costs related to hydrocarbon well abandonment obligations

Costs related to hydrocarbon well abandonment obligations are capitalized at their discounted value along with the related assets, and are depreciated using the unit-of-production method. As compensation, a liability is recognized for this concept at the estimated value of the discounted payable amounts. Revisions of the payable amounts are performed upon consideration of the current costs incurred in abandonment obligations considering internal and external available information. Due to the number of wells in operation and/or not abandoned and as well as the complexity with respect to different geographic areas where the wells are located, current costs incurred in plugging activities, weighted by the complexity level of the wells, are used for estimating the plugging activities costs of the wells pending abandonment. Current costs incurred are the best source of information in order to make the best estimate of asset retirement obligations. Future changes in the costs mentioned above, the useful life of the wells and their estimate of abandonment, as well as changes in regulations related to abandonment, which are not possible to be predicted at the date of issuance of these consolidated financial statements, could affect the value of the abandonment obligations and, consequently, the related asset, affecting the results of future operations. Such changes are recognized pursuant to IFRIC 1.

Environmental property, plant and equipment

The Group capitalizes the costs incurred in limiting, neutralizing or preventing environmental pollution only in those cases where at least one of the following conditions is met: (a) the expenditure improves the safety or efficiency of an operating plant (or other productive assets); (b) the expenditure prevents or limits environmental pollution at operating facilities; or (c) the expenditure is incurred to prepare assets for sale and does not raise the assets’ carrying value above their estimated recoverable value.

The environmental related property, plant and equipment and the corresponding accumulated depreciation are disclosed in the consolidated financial statements together with the other elements that are part of the corresponding property, plant and equipment which are classified according to their accounting nature.

Provisions and contingent liabilities

2.b.7) Provisions and contingent liabilities

The Group makes a distinction between:

i.	Provisions

Represent legal or assumed obligations arising from past events, the settlement of which is expected to give rise to an outflow of resources and which amount and timing are uncertain. Provisions are recognized when the liability or obligation-giving rise to an indemnity or payment arises, to the extent that its amount can be reliably estimated and that the obligation to settle is probable or certain. Provisions include both obligations whose occurrence does not depend on future events (such as provisions for environmental liabilities and provision for hydrocarbon wells abandonment obligations); as well as obligations that are probable and can be reasonably estimated whose realization depends on the occurrence of future events that are out of the control of the Group (such as provisions for contingencies). The amount recorded as provision corresponds to the best estimate of expenditures required to settle the obligation, taking into consideration the relevant risks and uncertainties. See Note 14.

ii.	Contingent liabilities

Represent possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more future events not wholly within the control of the Group, or present obligations arising from past events, the amount of which cannot be estimated reliably or whose settlement is not likely to give rise to an outflow of resources embodying future economic benefits. Contingent liabilities are not recognized in the consolidated financial statements, but rather are disclosed to the extent they are significant, as required by IAS 37, “Provisions, contingent liabilities and contingent assets”. See Note 28.

When a contract qualifies as onerous, the related unavoidable liabilities are recognized in the consolidated financial statements as provisions, net of the expected benefits.

Except for provisions for hydrocarbon wells abandonment obligations, where the timing of settlement is estimated on the basis of the work plan of the Group, and considering the estimated production of each field (and therefore its abandonment), in relation to other noncurrent provisions, it is not possible to reasonably estimate a specific schedule of settlement of the provisions considering the characteristics of the concepts included.

In relation to certain provisions and contingent liabilities, the Group, in accordance with the established exemption contemplated in IAS 37, has decided not to set forth certain critical information that could seriously impair it in the claims made by third parties.

Impairment of property, plant and equipment and intangible assets

2.b.8) Impairment of property, plant and equipment and intangible assets

To evaluate the impairment of property, plant and equipment and intangible assets, the Group compares their carrying value with their recoverable amount at the end of each year, or more frequently, if there are indicators that the carrying value of an asset may not be recoverable.

In order to assess impairment, assets are grouped into CGU, whereas the assets do not generate cash flows that are independent of those generated by other assets or CGU, considering regulatory, economic, operational and commercial conditions. Considering the above mentioned, the Group’s assets were grouped into nine CGU, which are described below:

i.	Upstream Segment

The assets included in this segment have been grouped into four CGU: one of them groups the assets of YPF fields with crude oil reserves, and three of them group the assets of fields with natural gas reserves, according to Argentina’s basins.

•	CGU Oil;

•	CGU Gas – Neuquina Basin;

•	CGU Gas – Noroeste Basin;

•	CGU Gas – Austral Basin;

As of December 31, 2016, there were the Gas CGU—Neuquina Basin—YSUR and CGU Gas—Austral Basin—YSUR, which after the operative merger of the YSUR Group with YPF, were incorporated to the CGU Gas—Neuquina Basin and CGU Gas—Austral Basin, both of YPF.

ii.	Gas and Power Segment

The assets of this segment have been grouped into three CGU: CGU Gas and Power YPF, which mainly includes the commercialization and regasification of natural gas; CGU Metrogas, which includes assets related to natural gas distribution activities; and CGU YPF EE, which includes the assets related to the generation and commercialization of electric energy. In connection with CGU YPF EE, see Notes 3 and 5.

iii.	Downstream Segment

The assets of this segment have been grouped in the CGU Downstream YPF, which mainly comprises the assets involved in crude oil refining (or supplementing that activity), the petrochemical industry and the marketing of such products.

iv.	Central Administration and Others

It includes the CGU AESA, which primarily comprises the assets used for construction purposes related to the activities of the subsidiary.

This aggregation is the best reflection of how the Group currently makes its assets management decisions for the generation of independent cash flows.

The recoverable amount is the higher of the fair value less costs of disposal and the value in use. In assessing the value in use, the estimated future cash flows are discounted to their present value using a rate that reflects the weighted average cost of capital employed for the Group.

If the recoverable amount of a CGU is estimated to be less than its carrying amount, the carrying amount of the CGU is reduced to its recoverable amount, and an impairment loss is recognized in the consolidated statement of comprehensive income.

Any impairment loss is allocated to the assets comprising the CGU on a pro-rata basis based on their carrying amount. Consequently, the basis for future depreciation or amortization will take into account the reduction in the value of the asset as a result of any accumulated impairment losses.

Upon the occurrence of new events or changes in existing circumstances, which prove that an impairment loss previously recognized could have disappeared or decreased, a new estimate of the recoverable amount of the corresponding asset is calculated to determine whether a reversal of the impairment losses recognized in previous periods needs to be made. See Note 2.c.

In the event of a reversal, the carrying amount of the asset (or the CGU) is increased to the revised estimate of its recoverable amount so that the increased carrying amount does not exceed the carrying amount that would have been determined in case no impairment loss had been recognized for the asset (or the CGU) in the past.

Methodology used in the estimation of recoverable amounts

2.b.9) Methodology used in the estimation of recoverable amounts

The methodology used to estimate the recoverable amount of property, plant and equipment and intangible assets consists of using the higher of: i) the calculation of the value in use, based on expected future cash flows from the use of such assets, discounted at a rate that reflects the weighted average cost of capital, and, if available, ii) the price that would be received in a regular transaction between market participants to sell the asset as of the date of these consolidated financial statements, less the disposal costs of such assets.

In the assessment of the value in use, cash flow forecasts based on the best estimate of income and expense available for each CGU using sector inputs, past results and future expectations of business evolution and market development are utilized. The most sensitive aspects included in the cash flows used in all the CGU are the purchase and sale prices of hydrocarbons (including applicable gas distribution fees), outstanding regulations, estimates of cost increases, personnel costs and investments.

The cash flows from Upstream assets are generally projected for a period that covers the economically productive useful lives of the oil and gas fields and is limited by the contractual expiration of the concession permits, agreements or exploitation contracts. The estimated cash flows are based on production levels, commodity prices and estimates of the future investments that will be necessary in relation to undeveloped oil and gas reserves, production costs, field decline rates, market supply and demand, contractual conditions and other factors. The unproved reserves are weighted with risk factors, based on the type of each one of the Upstream assets.

Downstream and Gas and Power cash flows are estimated on the basis of projected sales trends, contribution margins by unit, fixed costs and investment flows, in line with the expectations regarding the specific strategic plans of each business. However, cash inflows and outflows relating to planned restructurings or productivity enhancements are not considered. The projections’ evaluation horizon is 10 years, considering annual rent for the last period, based on the long useful life of these CGU assets.

The reference prices considered are based on a combination of market prices available in those markets where the Group operates, also taking into consideration specific circumstances that could affect different products the Group commercializes and management’s estimations and judgments.

Employee benefit plans and share-based payments

2.b.10) Employee benefit plans and share-based payments

i.	Retirement plan

Effective March 1, 1995, the Group has established a defined contribution retirement plan that provides benefits for each employee who elects to join the plan. Each plan member will pay an amount between 3% and 10% of his monthly compensation, and the Group will pay an amount equal to that contributed by each member.

The plan members will receive from the Group the contributed funds before retirement only in the case of voluntary termination under certain circumstances or dismissal without cause and, additionally, in case of death or incapacity. The Group has the right to discontinue this plan at any time, without incurring termination costs.

ii.	Performance Bonus Programs

These programs cover certain of the Group’s personnel. These bonuses are based on compliance with corporate business unit objectives and performance. They are calculated considering the annual compensation of each employee, certain key factors related to the fulfillment of these objectives and the performance of each employee, and are paid in cash.

iii.	Share-based benefit plan

From the year 2013, YPF has decided to implement a share-based benefit plan. This plan, organized in annual programs, covers certain executive and management positions and key personnel or personnel with critical technical knowledge. The above-mentioned plan is aimed at aligning the performance of these personnel with the objectives of the strategic plan of the Company.

This plan consists in giving participation, through shares of the Company, to each selected employee with the condition of remaining in it for the previously defined period (up to three years from the grant date, hereinafter “service period”), being this the only condition necessary to access the agreed final retribution.

For accounting purposes, YPF recognizes the effects of the plans in accordance with the guidelines of IFRS 2, “Share-based Payment”. In this order, the total cost of the plans granted is measured at the grant date, using the fair value or market price of the Company’s share in the United States market. The above-mentioned cost is accrued in the Company’s net income for the year, over the vesting period, with the corresponding increase in Shareholders’ equity in the “Share-based Benefit Plans” account.

Revenue recognition

2.b.11) Revenue recognition

Revenue from ordinary activities arising from contracts entered into with customers

In compliance with IFRS 15, the Group has classified the main contracts with customers, as follows:

•	Contracts for the sale of fuel in consignment;

•	Contracts for the direct sale of fuel;

•	Contracts for the sale of natural gas;

•	Contracts and agreements for the sale of other refined products;

•	Construction contracts.

In the first four types of contracts, related to the sale of goods, income is recognized when the control of the goods is transferred to the customer. Even in the case of consignment contracts, revenue is not recognized until the good is sold to the intermediary’s customer. It is emphasized that in these contracts there are no performance obligations that are separate or different from the delivery of goods.

In the case of the construction contracts, revenue is recognized considering the estimated final margin for each project that arises from technical studies on sales and the estimated total costs of each of them, as well as their physical progress. In this type of contracts, performance obligations are satisfied over time.

As mentioned in Note 2.b.26, as IFRS 15 became effective, the Group has adopted the full retrospective approach for the implementation of this standard, which has not affected the accounting policies related to the recognition of revenues from contracts with customers for the years ended 2017 and 2016.

In compliance with IAS 18, in fiscal years 2017 and 2016, revenue was recognized on sales of crude oil, refined products and natural gas, in each case, when title and risks were transferred to the customer following the conditions described below:

•	The Group has transferred to the buyer the significant risks and rewards of ownership of the goods.

•	The Group does not retain neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold.

•	The amount of revenue can be measured reliably.

•	It is probable that the economic benefits associated with the transaction will flow to the Group.

•	The costs incurred or to be incurred in respect of the transaction can be measured reliably.

In compliance with IAS 11, in fiscal years 2017 and 2016, revenues and costs related to construction activities performed by AESA are accounted for in the consolidated statement of comprehensive income for the year using the percentage of completion method, considering the final contribution margin estimated for each project at the date of issuance of the financial statements, which arises from technical studies on sales and total estimated costs for each of them, as well as their physical progress. The adjustments in contract values, changes in estimated costs and anticipated losses on contracts in progress are reflected in earnings in the year when they become evident.

Revenue recognition related to Government incentive programs

The following are the main revenues that fall within the scope of the IAS 20 “Accounting for Government grants and disclosure of government assistance”:

•	Incentives for the Additional Injection of Natural Gas Stimulus Program and benefits from the Stimulus Program for Investments in the Natural Gas Production Development from Unconventional Reservoirs

Granted by the former Planning and Strategic Coordination Commission of the National Plan of Hydrocarbons Investment by Resolutions No. 1/2013 and No. 14/2015 and by the MINEM by Resolution 46-E/2017, respectively (see Note 30.g), they constitute economic compensation for the companies committed to increase their respective production. These incentives have been included in “Revenues” in the consolidated statement of comprehensive income.

•	Compensation for providing gas oil to public transport of passengers at a differential price

Economic compensations to hydrocarbon producing and refining companies committed to ensure the supply of gasoil in the necessary volumes to meet domestic needs. These incentives have been included in “Revenues” in the consolidated statement of comprehensive income.

•	Procedure to compensate for the lower income that Natural Gas Piping Distribution Service Licensed Companies receive from their users

Compensations received as a result of (i) the application of benefits and/or discounts to users under the regulations in force regarding tariffs of the natural gas distribution service through networks and (ii) the higher costs of UNG with respect to those established for their recognition in tariffs. These incentives have been included in “Revenues” in the consolidated statement of comprehensive income.

•

Payment of the daily differences accumulated on a monthly basis between the price of gas purchased by Distributors and the natural gas price included in the tariff schemes effective from April 1, 2018 to March 31, 2019

Under Decree No. 1053/18, the Argentine Government assumed the payment of the differences exclusively arising from exchange rate variations and corresponding to natural gas volumes delivered in such term. These incentives have been included as reversals in “Costs” in the consolidated statement of comprehensive income.

•	Temporary economic assistance to Metrogas

Enacted by the MINEM under Resolution No. 312-E/2016 and by the former Argentine Energy Secretariat under Resolution No. 263/2015 (see Note 30.h), its purpose was to fund the expenses and investments related to the normal operation of the natural gas distribution service through networks, while preserving the chain of payment to natural gas producers until the Tariff Review was concluded. The incentives were included in the item “Other net operating results” in the consolidated statement of comprehensive income.

•	Incentive for investment in capital goods, computers and telecommunications for domestic manufacturers

It takes place through a fiscal bond, provided that manufacturers have industrial establishments located in Argentina, a requirement that is satisfied by the controlled company AESA. The Group recognizes such incentive when the formal requirements established by Decrees of the PEN No. 379/2001, No. 1551/2001, its amendments and regulations are satisfied, to the extent that there is reasonable certainty that the grants will be received. The bond received may be computed as a tax credit for the payment of national taxes (i.e., income tax, tax on minimum presumed income, value added tax and domestic taxes) and may be transferred to third parties only one time. The incentives have been included in the item “Other net operating results” in the consolidated statement of comprehensive income.

Recognition of these incomes are made at their fair value when there is a reasonable certainty that incentives will be received and that regulatory requirements related therewith have been fulfilled.

Leases

2.b.12) Leases

The Group’s leases are classified as operating or financial leases, taking into account the economic substance of the contracts.

The Group as a lessee:

•	Operating leases

A lease is classified as an operating lease when the lessor does not transfer substantially to the lessee the entire risks and rewards incidental to ownership of the asset.

Costs related to operating leases are recognized on a straight-line basis in “Rental of real estate and equipment” and “Operation services and other service contracts” of the consolidated statement of comprehensive income for the year in which they arise.

•	Financial Leases

Leases are classified as financial when the lessor transfers to the lessee substantially all the risks and benefits inherent in the leased property.

The Group has no significant financial leases as they are defined by current IFRS regulations.

The Group does not own significant assets leased to third parties.

See also Note 2.b.26 regarding the initial application of IFRS 16 “Leases” on January 1, 2019.

Net income per share

2.b.13) Net income per share

Net income per share is calculated by dividing the net income for the year attributable to YPF’s shareholders by the weighted average of shares of YPF outstanding during the year net of repurchased shares as mentioned in Note 25.

Diluted net income per share is calculated by dividing the net income for the fiscal year by the weighted average of shares outstanding, and when dilutive, adjusted for the effect of all potentially dilutive shares, including share options, on an as if they had been converted.

In computing diluted net income per share, income available to ordinary shareholders, used in the basic earnings per share calculation, is adjusted by those results that would result of the potential conversion into ordinary stock. The weighted average number of ordinary shares outstanding is adjusted to include the number of additional ordinary shares that would have been outstanding if the dilutive potential ordinary shares had been issued. Diluted net income per share is based on the most advantageous conversion rate or exercise price over the entire term of the instrument from the standpoint of the security holder. The calculation of diluted net income per share excludes potential ordinary shares if their effect is anti-dilutive.

As of the date of the issuance of these consolidated financial statements, there are no YPF instruments outstanding that imply the existence of potential ordinary shares (taking into account the Company’s intent to cancel the share-based benefit plans through their repurchase in the market), thus the basic net income per share matches the diluted net income per share. See Note 26.

Financial liabilities

2.b.14) Financial liabilities

Financial liabilities are initially recognized at their fair value less the transaction costs incurred. Because the Group does not have financial liabilities whose characteristics require the recognition at their fair value, according to IFRS, after their initial recognition, financial liabilities are measured at amortized cost. Any difference between the financing received (net of transaction costs) and the repayment value is recognized in the consolidated statement of comprehensive income over the life of the related debt instrument, using the effective interest rate method.

The Group eliminates a financial liability (or a part thereof) from its statement of financial position when it has been extinguished, i.e., when the obligation specified in the corresponding contract has been paid or canceled, or has expired.

The Group will account for a swap of financial instruments with substantially different conditions by eliminating the original financial liability and registering a new financial liability. Similarly, the Group will account for a substantial change in the current conditions of an existing financial liability or part of it as a cancellation of the original financial liability and the recognition of a new financial liability.

At the closing of these consolidated financial statements, the Group’s financial liabilities at amortized cost include accounts payable, other liabilities, loans and liabilities associated with assets held for disposal.

Taxes, withholdings and royalties

2.b.15) Taxes, withholdings and royalties

Income tax and tax on minimum presumed income

The Group recognizes income tax applying the deferred tax method, which considers the effect of temporary differences between the carrying amount of an asset or a liability and its tax base and the tax loss carryforwards and other tax credits, which may be used to offset future taxable income, at the statutory rate then in force, at the time of its use or reversion.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.

Tax expense for the year includes current and deferred income tax. Income tax is recognized in the consolidated statement of net income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity, in which case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

Tax expense is calculated on the basis of the tax laws enacted or substantially enacted at the date of the fiscal year end, in the countries where the Company and its subsidiaries operate and generate taxable income. The Group periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. The Group establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

According to the amendments introduced by the Argentine Tax Reform Law No. 27,430 published in the Official Gazette on December 29, 2017 (see Note 30.j), the general tax rate is reduced from 35% for fiscal years 2016 y 2017 to 30% for fiscal years 2018 and 2019 and to 25% from year 2020. Accordingly, although the gradual changes of the income tax rate are not applicable to the measurement of the current tax, the main accounting impact of the new regulations occurs in the measurement of deferred assets and tax liabilities. See Note 15.

Additionally, upon the determination of taxable profit on minimum presumed income is calculated by applying the current 1% tax rate to taxable assets as of the end of each year. This tax supplements income tax. The tax liability will coincide with the higher of the determination of tax on minimum presumed income and the Group’s tax liability related to income tax, calculated applying the current income tax rate to taxable income for the year. However, if the tax on minimum presumed income exceeds income tax during one tax year, such excess may be computed as prepayment of any income tax excess over the tax on minimum presumed income that may be generated in the next ten years. It is worth mentioning that it was overruled for the years beginning on January 1, 2019, as established by Law No. 27,260.

Personal assets tax – Substitute responsible

Individuals and foreign entities, as well as their undistributed estates, regardless of whether they are domiciled or located in Argentina or abroad, are subject to personal assets tax of 0.25% of the value of any shares or ADSs issued by Argentine entities, held at December 31 of each year. The tax is levied on the Argentine issuers of such shares or ADSs, such as YPF, which must pay this tax in substitution of the relevant shareholders, and is based on the equity value (following the equity method), or the book value of the shares derived from the latest financial statements at December 31 of each year. Pursuant to the Personal Assets Tax Law, the Group is entitled to seek reimbursement of such paid tax from the applicable shareholders, using the method the Group considers appropriate. However, according to Law 27,260 YPF has requested the exemption of this tax (for the benefit of its shareholders). This exemption applied to fiscal periods 2016 to 2018.

Royalties and withholding systems for hydrocarbon exports

A 12% (or 15%, if applicable) royalty is payable on the value at the wellhead of crude oil production and the commercialized natural gas volumes, on the wellhead value of such products, which is similar to the final sales price less transportation and storage costs.

Pursuant to the extension of the original terms of exploitation concessions, the Group has agreed to pay an extraordinary production royalty and in some cases a royalty of 10% is payable over the production of unconventional hydrocarbons (see Note 30.a).

Royalty expense and extraordinary production royalties are accounted for as a production cost.

Besides, the Group is subject to the withholding regimes for hydrocarbon exports outlined in Note 30.d.

Shareholders' equity accounts

2.b.16) Shareholders’ equity accounts

Shareholders’ equity accounts have been valued in accordance with accounting principles in effect as of the transition date. The accounting transactions that affect shareholders’ equity accounts were accounted for in accordance with the decisions taken by the Shareholders’ meetings, and legal standards or regulations.

Subscribed capital stock and adjustments to contributions

Consists of the shareholders’ contributions represented by shares and includes the outstanding shares at face value net of treasury shares mentioned in the following paragraph “Treasury shares and adjustment to treasury shares”. The subscribed capital account has remained at its historical value and the adjustment required previous Argentine GAAP (Generally Accepted Accounting Principles) to state this account in constant Pesos is disclosed in the “Adjustments to contributions” account.

The adjustment to contributions cannot be distributed in cash or in kind, but is allowed its capitalization by issuing shares. In addition, this item may be used to compensate for accumulated losses.

Treasury shares and adjustments to treasury shares

Corresponds to the reclassification of the nominal value and the corresponding adjustment for inflation (Adjustment to Contributions) of shares issued and repurchased by YPF in market transactions, as is required by the CNVs regulations in force.

Share-based benefit plans

Corresponds to the balance related to the share-based benefit plans as mentioned in Note 2.b.10.iii.

Acquisition cost of repurchased shares

Corresponds to the cost incurred in the acquisition of the shares that YPF holds as treasury shares. Additionally, see Note 25.

Considering CNV regulations RG 562, the balance of this account restricts the distribution of retained earnings.

Share trading premium

Corresponds to the difference between accrued amount in relation to the share-based benefit plans and acquisition cost of the shares settled during the year in relation with the mentioned plans.

Considering the debit balance of the premium, distribution of retained earnings is restricted by the balance of this premium.

Issuance premiums

Corresponds to the difference between the amount of subscription of the capital increase and the corresponding face value of the shares issued.

Legal reserve

In accordance with the provisions of LGS, YPF has to appropriate to the legal reserve no less than 5% of the algebraic sum of net income, prior year adjustments, and transfers from other comprehensive income to retained earnings and accumulated losses from previous years, until such reserve reaches 20% of the subscribed capital plus adjustment to contributions. As of December 31, 2018, the legal reserve has been fully integrated, amounting to 2,007.

Reserve for future dividends

Corresponds to the allocation made by the YPF’s Shareholders’ meeting, whereby a specific amount is transferred to the reserve for future dividends.

Reserve for investments and reserve for purchase of treasury shares

Corresponds to the allocation made by the YPF’s Shareholders’ meeting, whereby a specific amount is being assigned to be used in future investments and in the purchase of YPF’s shares to meet the obligations arising from share-based benefit plan described in Note 2.b.10.iii.

Initial IFRS adjustment reserve

Corresponds to the initial adjustment in the transition to IFRS application, which was approved by the Shareholders’ meeting of April 30, 2013, in accordance with the General Resolution No. 609 of the CNV. Such reserve was disaffected for absorption of negative balance on the “Retained earnings” in the fiscal year ended December 31, 2017, according the aforementioned Resolution.

Other comprehensive income

Includes income and expenses recognized directly in equity accounts and the transfer of such items from equity accounts to the income statement of the year or to retained earnings, as defined by IFRS.

Retained earnings

Includes accumulated gains or losses without a specific appropriation that being positive can be distributed upon the decision of the Shareholders’ meeting, while not subject to legal restrictions. Additionally, it includes the net income of previous years that was not distributed, the amounts transferred from other comprehensive income and adjustments to income of previous years produced by the application of accounting standards.

Additionally, pursuant to the regulations of the CNV, when the net balance of other comprehensive income account is positive, it will not be distributed or capitalized nor used to compensate accumulated losses, and when the net balance of these results at the end of a year is negative, a restriction on the distribution of retained earnings for the same amount will be imposed.

Non-controlling interest

Corresponds to the interest in the net assets of Metrogas (30%) and YTEC (49%), representing the rights on shares that are not owned by YPF.

Derivative financial instruments and hedge transactions

2.b.17) Derivative financial instruments and hedge transactions

Derivative financial instruments are recognized at fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedge instrument, and, if so, the nature of the item being hedged.

The Group manages exposures to several risks using different financial instruments. The Group does not use derivative financial instruments for speculative purposes.

The Group’s policy is to apply hedge accounting to hedging relationships where it is both permissible and practical under IFRS 9, and its application reduces volatility. Transactions that may be effective hedges in economic terms may not always qualify for hedge accounting under IFRS 9.

•	During the fiscal year ended December 31, 2018, the Group only used derivative financial instruments traded on active markets (futures contracts in U.S. dollars) and has not applied hedge accounting.

•	During the fiscal year ended as of December 31, 2017, the Group did not used derivative financial instruments.

•	During the fiscal year ended December 31, 2016, the Group only used derivative financial instruments traded on active markets (futures contracts in U.S. dollars) and has not applied hedge accounting.

Gains or losses from these derivative financial instruments are classified as “Other financial results”, in the statement of comprehensive income.

Fair values of derivative financial instruments that are traded in active markets are computed by reference to market prices. The fair value of derivative financial instruments that are not traded in an active market is determined using valuation techniques. The Group uses its judgment to select a variety of methods and make assumptions that are mainly based on market conditions existing at the end of each fiscal year.

Trade receivables and other receivables

2.b.18) Trade receivables and other receivables

Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.

Under IFRS 9, a provision for bad debt is created by preparing a matrix per category and grouping the assets based on the type of customer: i) related parties, ii) public sector and iii) private sector. These groups were subsequently divided into sub-groups based on special characteristics indicative of the repayment capacity, such as i) payment arrears, ii) existence of guarantees and iii) existence of a legal proceeding already initiated or in process of initiation for collection purposes, among others. Once each group was defined, an expected bad-debt rate is assigned based on historical default rates adjusted to future economic conditions.

The carrying amount of the assets is reduced through the use of the provision account, and the amount of the loss is recognized in the statement of comprehensive income within “Selling expenses”, as well as subsequent recoveries.

As IFRS 9 became effective, the Group has retroactively applied the changes in the standard, without restating the comparative amounts. Therefore, the difference between the previous accounting amounts and the new initial amounts resulting from the initial application of the standard were recognized as an adjustment in the “Retained Earnings” as of January 1, 2018. The information disclosed for 2017 and 2016 reflects the requirements set forth in IAS 39, and not those of IFRS 9 in relation to impairment of financial assets.

In compliance with IAS 39, in fiscal years 2017 and 2016, the impairment of a financial asset was recorded only when there was an objective evidence of the impairment of the asset, based on the difference between the book value of the asset and the current value of the estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate.

Cash and cash equivalents

2.b.19) Cash and cash equivalents

In the statement of cash flow, cash and cash equivalents include cash in hand, deposits held at call with banks and other short-term highly liquidity investments with original maturities of three months or less. They do not include bank overdrafts.

Dividends distribution	2.b.20) Dividends distribution Dividends payable by the Group are recognized as liabilities in the period in which they are approved.
Business combinations

2.b.21) Business combinations

Business combinations are accounted for by applying the acquisition method when the Group takes effective control over the acquired company.

The Group recognizes in its financial statements the identifiable assets acquired, the liabilities assumed, any non-controlling interest and goodwill, if any, in accordance with IFRS 3.

The acquisition cost is measured as the sum of the consideration transferred, measured at fair value at its acquisition date and the amount of any non-controlling interest in the acquired entity. The Group will measure the non-controlling interest in the acquired entity at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s identifiable net assets.

If the business combination is achieved in stages, the Group will remeasure its previously held equity interest in the acquired entity at its acquisition date fair value and recognize a gain or loss in the statement of comprehensive income.

The goodwill cost is measured as the excess of the consideration transferred over the identifiable assets acquired and liabilities assumed net by the Group. If this consideration is lower than the fair value of the assets identifiable and liabilities assumed, the difference is recognized in the statement of comprehensive income.

IFRS 3 authorizes a term of 12 months from the acquisition date to complete the measurement process of a business combination. When this is not recorded at the closing of the fiscal year in which the business combination takes place, the Group reports provisional amounts.

Total or partial disposal of foreign operation whose functional currency is other than the U.S. dollar

2.b.22) Total or partial disposal of foreign operation whose functional currency is other than the U.S. dollar

On the disposal of a foreign operation (a disposal of the Group’s entire interest, or a partial disposal involving loss of control over a subsidiary), all of the translation differences accumulated in equity in respect of that operation attributable to the equity holders of the Company are reclassified to profit or loss of that fiscal year.

In the case of a partial disposal that does not result in the Group losing control over a subsidiary that includes a foreign operation, the proportionate share of accumulated translation differences is reclassified to non-controlling interest and are not recognized in profit or loss.

Goodwill and fair value adjustments arising on the acquisition of a foreign entity are treated as assets and liabilities of the foreign entity and translated using the closing rate. Translation differences arising are recognized in other comprehensive income.

Segment Information

2.b.23) Segment Information

Operating segments are reported in a manner consistent with the internal reporting provided to the top authority decision-maker, who is the person responsible for allocating resources and assessing the performance of the operating segments. Operating segments are described in Note 5.

Assets held for disposal and related liabilities

2.b.24) Assets held for disposal and related liabilities

An asset (or group of assets) is classified as held for disposal together with its related liabilities when the Group is expected to recover their value by means of a sale transaction (rather than through use) and where such sale is highly probable. In the event that the Group is engaged in a disposal plan, which involves the loss of control of a subsidiary, it will classify the assets and liabilities of such subsidiary as held for disposal provided that they comply with the criteria required by the IFRS 5 and its interpretations, regardless of whether the Group withholds a non-controlling interest in its former subsidiary after the transaction.

In order to apply the above classification, the asset (or group of assets) must be available for its immediate disposal or dilution in its current conditions, exclusively subject to the usual and habitual terms for the disposal or dilution of this asset (or group of assets).

For the transaction to be highly probable the appropriate level of Management or Board of Directors of the Company must be committed to a plan and an active program must have been actively initiated. In addition, the disposal of the asset (or groups of assets) must be actively negotiated at a reasonable price in relation to its or their current fair value. Moreover, the transaction must also be expected to meet the conditions for recognition as a completed disposal within one year after the classification date, with the exceptions permitted by IFRS 5, and the activities required to complete the plan should indicate that it is unlikely that significant changes are made to the plan or that it will be canceled.

Assets classified as held for disposal will be measured at the lower of their carrying amount or fair value less sale-related costs.

As of December 31, 2018, the Group classified certain areas as assets held for disposal. See Note 3.

As of December 31, 2017, the Group classified the investment in YPF EE as an asset held for disposal. See Note 3.

Borrowing costs

2.b.25) Borrowing costs

Borrowing costs that are directly attributable to the acquisition, construction or production of suitable assets for which a prolonged period is required to place them in the conditions required for their use or sale, are capitalized as part of the cost of those assets until the assets are substantially ready for use or sale. Interests are capitalized according to the average debt rate of the Group. Foreign exchange differences for loans in foreign currency are capitalized if they are considered an adjustment to interest costs. The rest of the borrowing costs are recognized as expenses in the period in which they are incurred.

New standards issued

2.b.26) New standards issued

As required by IAS 8 “Accounting policies, changes in accounting estimates and errors”, below is a brief summary of the standards or interpretations issued by the IASB, whose application is mandatory as of the closing date of these consolidated financial statements, as well as of those whose application has not been mandatory as of the closing date of these consolidated financial statements and have, therefore, not been adopted by the Group.

Those standards or interpretations issued by the IASB, the application of which is mandatory as of the closing date of these consolidated financial statements, have been adopted by the Group, if applicable

•	IFRS 15 - Income from ordinary activities arising from contracts entered into with customers

IFRS 15 is in effect for periods to be reported as from January 1, 2018, or afterwards, and may also be implemented in advance. Entities may decide whether to retrospectively apply the model or to use a modified transitional approach, to which the standard will be retrospectively applied only with regard to those contracts that are not completed by the initial date of application (e.g., January 1, 2018 for an entity with a fiscal year ended December 31).

It replaced the following Income Standards and Interpretations:

•	IAS 18 Revenue;

•	IAS 11 Construction contracts;

•	IFRIC 13 Customer loyalty programs;

•	IFRIC 15 Agreements for the construction of real estate;

•	IFRIC 18 Transfers of assets from customers; and

•	SIC 31 Revenue – Barter transactions involving advertising services.

IFRS 15 presents a five-step approach to explain income from ordinary activities arising from contracts entered into with customers:

1.	Identify the contract entered into with the customer.

2.	Identify the separable obligations of the contract.

3.	Determine the transaction price.

4.	Allocate the transaction price between the obligations of the contract.

5.	Recognize the income when the entity meets the obligations.

It is mainly based on the principle that the entity has to recognize revenue to represent the transfer of goods or services promised to customers in an amount that reflects the consideration that the entity expects to receive in exchange for the goods or services at the time a performance obligation is satisfied. An asset is transferred when (or as) the customer obtains control over that asset, with control defined as the ability to direct the use of and obtain substantially all of the remaining benefits from the asset.

It has also introduced more prescriptive indications:

•	If the contract (or a combination of contracts) contains more than one promised good or service, when and how the goods and services should be delivered.

•

If the transaction price distributed to each performance obligation should be recognized as income over the course of a period of time or at a certain point in time. Under IFRS 15, an entity recognizes revenue when a performance obligation is satisfied, namely, when the control of the goods and services which has a particular obligation is transferred to the customer. The new model does not include separate guidelines for the “sale of goods” and the “render of services”. Instead, it requires that entities evaluate whether the revenue should be recognized over a period of time or at a given point in time, regardless of whether the said revenue includes “the sale of goods” or “the render of services”.

•

Where the transaction price contains an estimation of variable payments, how the amount and the time will affect the recognition of revenue. The concept of estimation of variable consideration is broad. A transaction price is considered variable on account of discounts, refunds, credits, price concessions, incentives, performance bonuses, penalties and contingency agreements. The new model introduces a major condition for a variable consideration to be recognized as revenue: only until it is highly improbable that a significant change in the accumulated revenue amount will occur, once the uncertainty associated with the variable consideration has been resolved.

•	When the incurred costs to execute a contract and the costs to perform it may be recognized as an asset.

The accounting policies related to revenues from ordinary activities from contracts entered into with customers of the Group are described in detail in Note 2.b.11.

The Group has adopted the full retrospective approach for the implementation of this standard, which has not affected the accounting policies related to the recognition of revenues from contracts with customers and therefore the initial retained earnings have not been affected either.

The Group has not identified a significant impact on its financial statements with respect to: (i) changes in transactions within the scope of the new standard; (ii) the identification of performance obligations; (iii) the determination and distribution of the price; and (iv) the recognition of income accounts; with respect to the income recognition criteria previously applied.

The Group has adopted the standard’s terminology, identifying “Contract Assets” and “Contract Liabilities”. Thus, certain reclassifications have been made in the comparative amounts of the statements of financial position for the fiscal year ended December 31, 2017 and 2016, as shown below:

	Amounts as of December 31, 2017		Reclassifications IFRS 15		Amounts restated as of December 31, 2017
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Assets
Inventories	—	27,291	—	(142)	—	27,149
Contract Assets	—	—	—	142	—	142
Liabilities
Accounts Payable	1,655	47,371	(1,470)	(1,460)	185	45,911
Contract Liabilities	—	—	1,470	1,460	1,470	1,460

	Amounts as of December 31, 2016		Reclassifications IFRS 15		Amounts restated as of December 31, 2016
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Assets
Inventories	—	21,820	—	(12)	—	21,808
Contract Assets	—	—	—	12	—	12
Liabilities
Accounts Payable	2,187	41,595	—	(14)	2,187	41,581
Contract Liabilities	—	—	—	14	—	14

Additionally, IFRS 15 introduces requirements aimed at providing new disaggregation of information to be disclosed. Based on the revenue analysis carried out by the Company’s Management, Note 19 has been broken down by (i) type of good or service; (ii) sales channels, and (iii) target market, according to the reported business segments.

•	IFRS 9 - Financial Instruments

In July 2014, the IASB completed the amendment to the accounting for financial instruments and issued IFRS 9 “Accounting for financial instruments” (in its revised version of 2014 in effect for annual periods beginning on or after January 1, 2018), which will replace IAS 39 “Financial Instruments: Recognition and Measurement” after the expiration of the effective date thereof.

The following describes the key requirements of IFRS 9:

Classification and measurement of financial assets and liabilities

The IFRS 9 requires that all recognized financial assets that are within the scope of IAS 39 “Financial Instruments: Recognition and Measurement” be subsequently measured at amortized cost or at fair value. Specifically, the debt instruments that are maintained within a business model whose objective is to collect the contractual cash flows, and which have contractual cash flows that are only principal and interest payments on the amount of outstanding capital, are generally measured at amortized cost at the end of subsequent accounting periods. All other investments in debt and equity securities are measured at their fair values as of the closing of subsequent accounting periods.

The most significant effect of IFRS 9 with respect to the classification and measurement of financial liabilities is related to the accounting for changes in the fair value of a financial liability (designated at fair value through profit or loss) attributable to the changes in the credit risk of such liability. Specifically, under IFRS 9, for financial liabilities that are designated at fair value through profit or loss, the amount of the change in the fair value of the financial liability that is attributable to changes in the credit risk of that liability is recognized in other comprehensive income, unless the recognition of the effects of the changes in the credit risk of the liability in other comprehensive income creates or increases a measurement inconsistency (accounting asymmetry) in the results. The changes in fair value attributable to the credit risk of the financial liability are not reclassified subsequently to the results of the fiscal year. Previously, under IAS 39, the total amount of the change in the fair value of the financial liability designated at fair value through profit or loss was recognized in the income statement of the fiscal year.

The Group has adopted IFRS 9 as of the transition date in advance in accordance with the regulations in force in 2013, which deal with everything related to the classification and measurement of financial assets and liabilities, so it is not expected that there will be an impact on the described treatments.

Hedge accounting

The general hedge accounting requirements of IFRS 9 maintain the three types of hedge accounting mechanisms included in IAS 39. However, the eligible types of hedge accounting transactions are now much more flexible, especially by expanding the types of instruments that are classified as hedging instruments and the types of risk components of non-financial elements ideal for hedge accounting.

In addition, the effectiveness test has been reviewed and replaced by the principle of “economic relationship”. A retrospective evaluation is no longer required to measure the effectiveness of the coverage. Many more disclosure requirements have been added regarding the entity’s risk management activities.

The initial application of this standard related to hedge accounting, has not had any impact because the Group has not carried out these types of transactions in the fiscal years ended December 31, 2018, 2017 and 2016.

Impairment Methodology

The impairment model in accordance with IFRS 9 reflects expected credit losses, as opposed to credit losses incurred under IAS 39. In regard to the impairment in IFRS 9, it is no longer necessary for a credit event to occur before it is incurred. In contrast, an entity always accounts for both the expected credit losses and their changes. The amount of expected credit losses must be updated on each reporting date to reflect changes in credit risk from initial recognition.

The Group estimated the impairment of its financial assets and contract assets in compliance with the accounting policy outlined in Note 2.b.18 to these consolidated financial statements.

Thereby, it is replaced the previous accounting policy under which the impairment of a financial asset was recorded only when there was an objective evidence of the impairment of the asset, based on the difference between the book value of the asset and the current value of the estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate.

In compliance with the exception provided under IFRS 9, the Group has retroactively applied the changes in the standard, without restating the comparative amounts. Therefore, the difference between the previous accounting amounts and the new initial amounts resulting from the initial application of the standard were recognized as an adjustment in the “Retained Earnings” as of January 1, 2018. The information disclosed for 2017 reflects the requirements set forth in IAS 39, and not those of IFRS 9 in relation to impairment of financial assets. The implementation of the impairment method introduced by the standard generated a loss of 425 with the consequent effect on the deferred tax of 127. The net effect shown in the statement of changes in shareholders’ equity was 298, not being significant for the financial position and/or performance of the Group.

•	Amendments to IAS 40 – Investment Properties

In December 2016, the IASB made amendments to IAS 40 applicable to fiscal years beginning on or after January 1, 2018.

IAS 40 has been modified to reflect that in relation to transfers, an entity will transfer an investment property to, or from investment properties when, and only when, there is a change in use. This change in use occurs when a property meets or fails to meet the definition of investment property and there is evidence of a change in use. It also clarifies that the change in the management’s intentions regarding the use of a property does not provide evidence of a change of use.

The adoption of the foregoing modifications did not have any effects on the consolidated financial statements of the Group.

•	Amendments to IFRS 4 – Application of IFRS 9 “Financial Instruments” with IFRS 4 “Insurance Contracts”

In September 2016, the IASB issued amendments to IFRS 4 that are applicable to those fiscal years beginning on or after January 1, 2018.

The adoption of the foregoing modifications did not have any effects on the consolidated financial statements of the Group.

•	Amendments to IFRS 2 – Classification and Measurement of Share-based Payment Transactions

In June 2016, the IASB amended IFRS 2, and such amendments are to be applied for fiscal years beginning on or after January 1, 2018, though they may be implemented in advance.

IFRS 2 has been amended to reflect the following:

•

For share-based payment transactions that are settled in cash, the goods or services purchased and the liability, which they incur, will be measured at the fair value of the liability, subject to the requirements of this standard. Until the liability is settled, the fair value of the liability is remeasured at the end of each reporting period, as well as on the settlement date, recognizing any change in fair value in the results for the period.

•

The conditions for the irrevocability of concession and conditions other than the irrevocability of the concession, other than market conditions, will not be taken into account when estimating the fair value of the share-based payment that is settled in cash on the date of measurement. Instead, they will be taken into account by adjusting the number of incentives included in the measurement of liabilities arising from the transaction. Accordingly, an amount will be recognized for the goods or services received during the period up to the irrevocability of the concession. This amount will be based on the best available estimate of the number of incentives that are expected to be irrevocable.

•

If the terms and conditions of a share-based payment transaction to be settled in cash are modified to become a share-based payment transaction that is settled by equity securities, such transaction will be accounted for as of the date of the modification. Specifically: (a) a share-based payment transaction that is settled by equity securities is measured by reference to the fair value of the equity securities granted on the date of the modification. The share-based payment transaction settled by equity securities is recognized in equity on the date of the change, in proportion to the goods or services that have been received; (b) the liability for the share-based payment transaction settled in cash on the date of the amendment will be written off in the accounts on the same date; and (c) any difference between the carrying amount of the written off liability and the amount of equity recognized on the date of the change will be recognized immediately in the income statement for such period.

The adoption of the foregoing modifications did not have any effects on the consolidated financial statements of the Group.

•	IFRIC 22 – Transactions in Foreign Currency and Advance Payments

In December 2016, the IASB approved the interpretation of IFRIC 22 “Transactions in foreign currency and advance payments”, which is applicable for the fiscal years beginning on or after January 1, 2018, though they may be implemented in advance. The scope of this interpretation applies to a foreign currency transaction (or any part thereof) where an entity recognizes a non-financial asset or non-financial liability arising from the payment or collection of an early consideration before the entity recognizes the asset, expense or related income (or any part thereof that may be appropriate). This interpretation does not apply when an entity measures the related asset, expense or income at the time of the initial recognition: (a) at fair value; or (b) the fair value of the consideration paid or received as of a date other than that of the initial recognition of the non-monetaryasset, or non-monetary liability, arising from the anticipated consideration (e.g., measurement of the goodwill by applying the IFRS 3 “Business Combinations”).

The adoption of the foregoing modifications did not have any effects on the consolidated financial statements of the Group.

•	Annual improvements to IFRS –2014 – 2016 Cycle

In December 2016, the IASB issued the annual improvements 2014 – 2016, which are applicable to fiscal years beginning on or after January 1, 2018, though they may be implemented in advance.

Standard	Amended Subject	Detail
IFRS 1 “First-time Adoption of International Financial Reporting Standards”	Elimination of short-term exemptions for first-time adopters of IFRS.

The amendment introduces the deletion of paragraphs that consider the limited exemption of comparative disclosure from IFRS 7 for first-time adopters of IFRS, disclosures of transfers of financial assets and paragraph 39AA considered the annual best improvements to IFRS 2014-2016 Cycle.

IAS 28 “Investments in associates and joint ventures”	Measurement at fair value of an associate or joint venture.

The amendment introduces changes in relation to the exemption and the procedures to be applied to the equity method, clarifies that an entity will apply this exemption or the method separately to each associate or joint venture, in the case of exemption in the initial recognition of the associate or joint venture, and with respect to the method on a date that is the later of: a) when the associate or joint venture that is an investment entity is initially recognized; b) when the associate or joint venture becomes an investment entity; or c) when the associate or joint venture that is an investment entity becomes a parent company.

The adoption of the foregoing modifications did not have any effects on the consolidated financial statements of the Group.

Standards or interpretations issued by the IASB, the application of which is not mandatory as of the closing date of these consolidated financial statements and which, therefore, have not been adopted by the Group

•	IFRS 16 – Leases

Type of modification

IFRS 16 was issued in January 2016. Under this standard all leases will be recognized in the statement of financial position by lessees, since the distinction between finance and operating leases is eliminated. The new standard recognizes a financial asset (the right to use the leased item) and a financial liability to pay the lease. The only exceptions are short-term and low value leases.

Description of IFRS 16 requirements

IFRS 16 is in effect for reporting periods beginning on January 1, 2019 and its implementation in advance is permitted for entities that have applied IFRS 15 “Revenue from ordinary activities from contracts entered into with customers” prior to the date of initial application of IFRS 16.

It will replace IAS 17 “Leases” and its interpretations after the effective date thereof.

IFRS 16 sets out the principles required for the recognition, measurement, presentation and disclosure of leases. The purpose thereof is to ensure that lessees and lessors provide relevant information in a way that faithfully represents those transactions. The changes incorporated by such standard mainly impact the lessees accounting.

This standard applies to all leases, including leases of rights-of-use assets in a sublease, with the exception of specific leases covered by other standards:

•	Leases to explore or use minerals, oil, natural gas and similar non-renewable resources;

•	Leases of biological assets within the scope of IAS 41 “Agriculture” kept by a lessee;

•	Contracts included in the scope of application of IFRIC 12 “Service Concession Agreements”;

•	Intellectual property licenses granted by a lessor within the scope of IFRS 15 “Revenue from contracts with customers”; and

•	Rights kept on by a lessee under license agreements that are within the scope of IAS 38 “Intangible assets” for items such as movies, videos, games, manuscripts, patents and copyrights.

The model introduced by this standard is based on the definition of the term “lease”, which is mainly related to the concept of control. IFRS 16 makes a difference between lease contracts and service contracts on the basis of whether an identified asset is under the customer’s control, which is deemed to exist if the customer has the right to: i) substantially obtain all the economic benefits from the use of the asset; and ii) control the use of the asset.

Lessor’s accounting:

IFRS 16 requires the lessor to classify the lease as operating or finance. A finance lease is a lease in which substantially all the risks and benefits derived from ownership of the asset are transferred. A lease will be classified as operating if it does not transfer substantially all the risks and benefits derived from the ownership of an underlying asset.

The classification of the lease is made on the effective date of the agreement and is evaluated again only if there is an amendment to the lease. Changes in estimates (e.g., changes in the economic life or in the residual value of the underlying asset) or changes in circumstances (e.g., non-compliance by the lessee) will not result in a new classification of the lease for accounting purposes.

Lessee’s accounting:

The standard establishes that once the lease is identified, an entity should recognize the following items:

•	Right-of-use asset, whose cost includes:

(a)	the amount of the initial measurement of the lease liability (as described below);

(b)	any rent paid to the lessor prior to the commencement date or on the same date, after discounting any incentive received for the lease;

(c)	the initial direct costs incurred by the lessee; and

(d)

an estimate of the costs to be incurred by the lessee in dismantling and eliminating the underlying asset, restoring the place where the underlying asset is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless such costs are incurred at the time of making of the inventories. The lessee could incur in certain obligations because of such costs either on the date of commencement of the term of the lease, or because of having used the underlying asset during a specified period.

Subsequently, the valuation of the right of use of assets will be based on the cost model or the revaluation model under IAS 16 “Property, Plant and Equipment” (recognizing therefore the amortization and impairment in the profit and loss account and, if applicable the revaluation model, revaluations in equity). However, the IFRS 16 requires that the right to use a leased property investment be valued at its fair value under the provisions set forth in IAS 40 “Investment properties” for the investment property it holds.

•

Lease liability, measured at the present value of the lease payments that have not been paid on that date. Lease payments will be discounted using the interest rate implied in the lease, if that rate could be easily determined. If that rate cannot be easily determined, the lessee will use the lessee’s incremental borrowing rate.

Lease liabilities must include the following items:

(a)	fixed payments (including in substance fixed payments), less any lease incentive receivable;

(b)

variable payments, which depend on an index or a rate, initially measured by using the index or rate (e.g., payments related to the consumer price index, prices related to a benchmark interest rate such as LIBOR, or payments that vary to reflect changes in market rental prices) on the effective date of the contract;

(c)	amounts that the lessee expects to pay as residual value guarantees;

(d)	the price of the purchase option if the lessee is reasonably certain to exercise that option; and

(e)	payment of penalties for terminating the lease, if the lease period reflects that the lessee will exercise an option to terminate it (i.e., because there is a reasonable certainty thereon).

Subsequently, the lessee will increase the liability for the lease to reflect the accrued interest (and recognized in the income statement), deduct the installments that are being paid from such liability and recalculate the book value to reflect any review, amendment to the lease or review of the so-called “in-substance” fix payments.

The lessee must review the lease liability in the following cases:

(a)	when there is a change in the amount expected to be paid under a residual value guarantee;

(b)	when there is a change in future rental payments to reflect the variation of an index or an interest rate used to determine such rental payments (including, for example, a market rent review);

(c)

when there is a change in the term of duration of the lease as a result of a change in the non-cancellable period of the lease (for example, if the lessee does not exercise an option previously included in the determination of the lease period); or

(d)	when there is a change in the evaluation of the purchase option of the underlying asset.

Preliminary assessment

During fiscal year 2018, the Group has developed the IFRS 16 implementation project to evaluate the application effects of this standard, including the impacts on the consolidated financial statements, key performance indicators and financial metrics, as well as the development of accounting policies. Additionally, an evaluation of the necessary changes in the systems and processes has been carried out. For these purposes, the Group has reviewed substantially all of the Group’s leasing arrangements in light of the new lease accounting rules in IFRS 16.

Based on such analysis, it was preliminary concluded that the new definition of lease does not significantly change the scope of the contracts deemed as leases.

The Group expects to recognize right-of-use assets and lease liabilities of about 23,059, as of January 1, 2019, in the consolidated statement of financial position measured at the present value of future lease payments.

Regarding the comprehensive statement of income, the Group expects that the net fiscal year result will decrease by about 541 for fiscal year 2019, as a result of recognizing depreciations of right-of-use assets and the accrual of interest of lease liabilities.

On the other hand, as the payment of the principal portion of lease liabilities will be classified as cash flows from financing activities, the Group expects a decrease thereof and that cash flows from operating activities will increase in about 9,224 for 2019.

The application of this standard will have no effect on the retained earnings since the Group intends to apply the simplified model without restating any comparative figures, recognizing a right-of-use asset equivalent to the lease liability on the initial date of transition (January 1, 2019). There are no adjustments to be made due to impairment arising from the provision for onerous contracts related to these right-of-use assets.

With regard to short-term leases, and leases of low-value assets, the Group intends to continue recognizing them as straight-line expense over the effective term of the lease, unless another systematic basis is more representative, in accordance with the option indicated by the standard.

Moreover, the Group intends to apply the practical solution of the standard whereby leases expiring within the term of 12 months from the date of the initial application, regardless of the original date, and which comply with the conditions to be classified as short term leases, follow the treatment described in the previous paragraph.

The group’s activities as a lessor are not material and hence the Group does not expect any significant impact on the financial statements.

•	IFRS 9 – Prepayment with negative compensation

In October 2017, an amendment was introduced in connection with the feature of prepayment with negative compensation, whereby the lender (i.e., the holder) might be forced to accept in payment a prepayment amount that is substantially lower than the unpaid amounts of principal and interest. In these cases, the amendment proposes that financial assets with this feature should be measured at amortized cost or fair value with changes in other comprehensive income.

The Group estimates that the implementation of this last amendment, effective as from January 1, 2019, which may be applied in advance, will not have a significant impact on its financial statements as the Group does not perform this type of transactions.

•	IFRIC 23 – Uncertainty about income tax treatment

The Interpretation issued in June 2017 clarifies how to apply the recognition and measurement requirements of IAS 12 when there is uncertainty regarding income tax treatment.

For such purpose, the entity must evaluate whether the tax authority will accept an uncertain tax treatment used, or proposed to be used, or which is intended to be used in its income tax filing.

If an entity concludes that the tax authority is likely to accept an uncertain tax treatment, the entity will determine the tax position consistent with the tax treatment used or intended to be used on its income tax filing. If an entity concludes that such acceptance is improbable, the entity will reflect the effect of the uncertainty in determining the fiscal result, the tax bases, unused tax losses, unused tax credits and tax rates. An entity will reflect the effect of the uncertainty for each uncertain tax treatment by using one of the following methods, depending on which method the entity expects to better predict the resolution of the uncertainty:

•

The most probable amount—the only most probable amount in a range of possible outcomes. The most probable amount may better predict the resolution of the uncertainty if the possible outcomes are dual or are concentrated in a value.

•

The expected value—the addition of the amounts weighted by their probability in a range of possible outcomes. The expected value may better predict the resolution of the uncertainty if there is a range of possible outcomes that are not dual or are concentrated in a value.

This amendment will be effective for the fiscal years beginning on or after January 1, 2019 and may be early applied.

The Group estimates that the application of the aforementioned interpretation will not have a significant effect on its financial statements. Additionally, see Note 28.b.4.

•	Amendments to IAS 28 – Long-term Investments in associates and joint ventures

In October 2017, the IASB issued amendments to IAS 28, which are applicable to the fiscal years beginning on or after January 1, 2019, allowing early application.

The amendment defines that the long-term investments in associates and joint ventures, which are not accounted for using the equity method, will be accounted for in accordance with IFRS 9.

The Group estimates that the application of the aforementioned interpretation will not have a significant effect on its financial statements.

•	IFRS 17 – Insurance contracts

The IFRS 17 issued in May 2017 is applicable to those fiscal years beginning on or after January 1, 2021, allowing its early application and replacing IFRS 4.

The Group does not anticipate that this standard will have effects on its financial statements because it does not provide this type of services.

•	Amendments to IFRS 10 and IAS 28 – Sale or contribution of assets between an investor and its associate or joint venture

In September 2014, the IASB amended IFRS 10 and IAS 28 to clarify that in transactions involving a controlled company, the extent of the gain or loss to be recognized in the financial statements depends on whether the sold or contributed controlled company is considered a business in accordance with IFRS 3.

On August 10, 2015, the IASB issued a proposal to postpone the effective date of these changes indefinitely depending on the outcome of its research project on accounting by the equity method, which was approved on December 17, 2015.

•	Annual improvements to IFRS – 2015-2017 Cycle

In December 2017, the IASB issued the 2015-2017 cycle of annual improvements that are applicable for the years beginning on or after January 1, 2019, allowing early application.

A summary of the main modified standards and their purpose follows:

Standard	Amended Subject	Detail
IFRS 3 “Business Combinations” and IFRS 11 “Joint arrangements”	Holdings previously held in a joint operation

The amendment to IFRS 3 establishes that when obtaining control of a business that was a joint operation, the acquirer will apply the requirements for a business combination carried out in stages, including the re-measurement of its previously held share in the joint operation at the fair value on the acquisition date. On the other hand, the amendment to IFRS 11 establishes that when obtaining joint control of a business that was a joint operation, it does not measure again its previously held shares.

IAS 12 “Income Tax”	Exposure of the effect of dividends on Income Tax

The amendment clarifies that the entity will recognize the consequences of the dividends on the income tax where it has recognized the transactions or events that gave rise to those distributable profits.

IAS 23 “Borrowing Costs”	Capitalization of generic loans

The amendment to this standard clarifies that, for the capitalization of costs from generic loans, it must necessarily consider all outstanding loans when determining the capitalization rate, except those taken specifically to finance an eligible asset that is not yet ready for its intended use or sale; i.e., if any specific loan remains unpaid after the related eligible asset is ready for its intended use or for sale, that loan becomes part of the funds that the entity took as generic loans.

The Group estimates that the application of the amendments to the mentioned standards will not have a significant effect on its financial statements.

•	Amendments to IAS 19 – Employee benefits

In February 2018, the IASB issued amendments to this standards’ guidance, in relation to the accounting for Plans amendments, curtailments and settlements.

An entity shall determine the cost of services for the current period and the net interest for the remainder of the annual period, using actuarial assumptions determined at the beginning of the annual reporting period. However, if an entity remeasures the liability (asset) for net defined benefits, it will determine the current cost of the service and the net interest for the remainder of the annual period, using actuarial assumptions updated after the plan change.

Another modification consists in recognizing in results any reduction in the surplus, even if that surplus was not previously recognized due to the impact of the asset ceiling.

The Group estimates that the application of this amendment, effective as of January 1, 2019, allowing early application, will not have any significant effects on its financial statements.

•	Amendments to IFRS 3 – Business combinations

In October 2018, the IASB has issued Definition of a Business (Amendments to IFRS 3), aimed at resolving the difficulties that arise when an entity determines whether it has acquired a business or a group of assets. The amendments are effective for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after 1 January 2020. Early application is allowed.

•	The amendments:

•

clarify that to be considered a business, an acquired set of activities and assets must include, at least, an input and a substantive process that together significantly contribute to the ability to create outputs;

•	remove the assessment of whether market participants are capable of replacing any missing inputs or processes and continuing to produce outputs;

•	add guidance and illustrative examples to help entities assess whether a substantive process has been acquired;

•	narrow the definitions of a business and of outputs by focusing on goods and services provided to customers and by removing the reference to an ability to reduce costs; and

•	add an optional concentration test that permits a simplified assessment of whether an acquired set of activities and assets is not a business.

The Group estimates that the application of these amendments will not have significant effects on its financial statements.

•	Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors” – Definition of material

In October 2018, the IASB issued amendments that are applicable to fiscal years beginning on or from January 1, 2020, allowing for its anticipated application.

The amendments to the definitions of “material” or “with relative importance” seek to unify the definition of such concepts to the definitions of Conceptual Framework, also amended in 2018.

The Group estimates that the implementation of these amendments will not affect its financial statements.

•	Amendments to References to the Conceptual Framework for Financial Reporting

In March 2018, the IASB issued the revised Conceptual Framework applicable to annual periods beginning on or after January 1, 2020. This revision process did not imply a substantial change in the set of definitions, concepts and guidelines used as a basis for preparing financial information.

Accounting Estimates and Judgments

2.c) Accounting Estimates and Judgments

The items in the financial statements and areas which require the highest degree of judgment and estimates in the preparation of these financial statements are:

Crude oil and natural gas reserves

Estimating crude oil and gas reserves is an integral part of the Group’s decision-making process. The volume of crude oil and gas reserves is used to calculate depreciation using the unit of production ratio and to assess the impairment of the capitalized costs related to the Upstream assets (see Notes 2.b.8, 2.b.9 and the last paragraph of this Note).

The Group prepares its estimates of crude oil and gas reserves in accordance with the rules and regulations established for the crude oil and natural gas industry by Rule 4-10 (a) of Regulation S-X of the SEC.

Provision for litigation and other contingencies

The final costs arising from litigation and other contingencies, and the perspective given to each issue by the Management of the Company may vary from their estimates due to different interpretations of laws, contracts, opinions and final assessments of the amount of the claims. Changes in the facts or circumstances related to these types of contingencies and the strategy defined in each case can have, consequently, a significant effect on the amount of the provisions for litigation and other contingencies recorded or the perspective given by the Management of the Company.

Provision for environmental costs and obligations for the abandonment of hydrocarbon wells

Given the nature of its operations, the Group is subject to various laws and regulations relating to the protection of the environment. These laws and regulations may, among other things, impose liability on companies for the cost of pollution cleanup and environmental damages resulting from operations. YPF management believes that the Group’s operations are in substantial compliance with laws and regulations of Argentina and the countries where the Group operates, relating to the protection of the environment as such laws have historically been interpreted and enforced.

The Group periodically conducts new studies to increase its knowledge of the environmental situation in certain geographic areas where it operates in order to establish the status, cause and remedy action of a given environmental issue and, depending on its years of existence, analyze the Argentine Government’s possible responsibility for any environmental liabilities existing prior to December 31, 1990. The Group cannot estimate what additional costs, if any, will be required until such studies are completed and evaluated; however, provisional remedial actions or other measures may be required.

In addition to the hydrocarbon wells abandonment legal obligation, the Group has accrued environmental remediation which evaluations and/or remediation works are probable and can be reasonably estimated, based on the Group’s existing remediation program. Legislative changes, on individual costs and/or technologies may cause a re-evaluation of the estimates. The Group cannot predict what environmental legislation or regulation will be enacted in the future or how future laws or regulations will be administered. In the long-term, these potential changes and ongoing studies could materially affect the Group’s future results of operations.

The main guidelines on the provision for the obligations for the abandonment of hydrocarbon wells are set forth in detail in Note 2.b.6.

Income tax and deferred income tax

The proper assessment of income tax expenses depends on several factors, including interpretations related to tax treatment for transactions and/or events that are not expressly provided for by current tax law, options established by the law or its regulations, as well as estimates of the timing and realization of deferred income taxes. The actual collection and payment of income tax expenses may differ from these estimates due to, among others, changes in applicable tax regulations and/or their interpretations, as well as unanticipated future transactions affecting the Group’s tax balances.

Provision for impairment of property, plant and equipment and intangible assets

The methodology used in estimating the recoverable amount of property, plant and equipment and intangible assets is detailed in Note 2.b.8 and 2.b.9.

The determination of whether an asset is impaired, and by how much, involves management’s estimates of highly uncertain matters such as the effects of inflation and deflation on operating expenses, discount rates, production profiles, reserves and future prices of the products, including the prospects of supply and demand conditions of the world or regional market for crude oil, natural gas and refined products, all of which affects the prices taken into account in the projection. Consequently, for oil and natural gas assets, the expected future cash flows are determined using management’s best estimate of future oil and natural gas prices and production volumes and reserves. The foregoing implies the use of assumptions about future commodity prices, production and development costs, field decline rates, current tax regimes and other factors. These assumptions and the management decisions on which the estimates of expected cash flows are based are subject to changes as new information becomes available. Changes in economic conditions may also affect the rate used to discount future cash flow estimates.

In general, the Group does not consider temporarily low (or high) prices or margins as an indication of impairment (or reversal of an impairment charge). The impairment assessment mainly reflects long-term oil and natural gas prices that are consistent with intermediate points between the maximum and minimum ranges observed in the market and that are in the range of price forecasts published by third-party experts of the industry and government agencies, within which are the long and short term projections of the “US Energy Information Administration” and the Brent crude forward curve. The assumptions of future prices used by the Management of the Company tend to be stable because it does not consider short-term increases or decreases in prices to be indicative of long-term levels, but they are subject to change. Besides, oil prices do no rise above the historical oil prices observed in the past, applied to projected future production volumes. Gas prices correspond to the average weighted price per basin and channel, determined according to the market’s supply and demand.

With regard to the oil market of prior periods, the applicable domestic prices of petroleum products were established for the short term mainly based on negotiations between Producers and Refiners of the country, without keeping a direct or specific reference with respect to the international quotations of such products. In 2016, due to the continued fall in international average prices for Brent crude oil, it was agreed to reduce in about 10% the domestic crude oil price per barrel with respect to effective price as of December 31, 2015. Additionally, in August 2016, a new agreement between producers, refiners and the MINEM allowed for a new gradual reduction in the domestic crude oil price per barrel in a monthly 2% in August, September and October, reaching an accumulated 6% drop by November 2016.

As detailed on Note 30.e., in January 2017, Producers and Refiners reached a new agreement in which a path of prices was established for the sale of oil in the domestic market for the purpose of achieving parity with the international markets during 2017, which took place during the last quarter of 2017.

In relation with the gas market, incentive schemes were established in recent years in order to increase the total injection of natural gas (see Note 30.g). In particular, in 2018 an excess in the supply with respect to the domestic demand took place at specific times of the year, an unusual situation in the past, which affected natural gas production due to the temporary shutdown of wells, as well as to the reinjection of the hydrocarbon. In this new scenario and under the new regulations (see Note 30) and agreements, domestic gas prices declined, and therefore it is expected a future reduction in natural gas sales prices compared to those contemplated in the 2017 projections.

Based on the aforementioned methodology, the expected decrease in the crude oil price as of December 31, 2016 together with the evolution of the cost behavior in terms of macroeconomic variables and the operational behavior of the Group’s assets, caused CGU Oil to record an impairment charge for property, plant and equipment in the Upstream segment of 34,943 as of December 31, 2016.

The discount rate after taxes used as of December 31, 2016 was 8.67%, the recoverable value, after taxes, as of such date of the CGU Oil was 71,495.

As of December 31, 2017, the Group recognized a reversal in the charge for impairment of the value of its assets for the CGU Oil of 5,032, which arises from the combination of multiple factors, such as the variation in production and associated investments considered in the cash flows, the effect of variations in operating and abandonment costs, the variation in the discount rate and, to a lesser extent, the variation in oil prices, taking into account also the book value of the assets as of December 31, 2017 affected by depreciation charges for the year and investments made, among others.

The discount rate after taxes used as of December 31, 2017 was 8.28% for 2018 and 2019 and 8.42% for 2020 and thereafter, the recoverable value after taxes as of such date of the CGU Oil was 82,802.

As of December 31, 2018, the Group recognized a reversal in the charge for impairment of the value of its assets for the CGU Oil of 39,837 and an impairment charge of property, plant and equipment, mainly for the CGU Gas – Neuquina Basin of 28,326 and CGU Gas – Austral Basin of 8,246.

The reversal of impairment charge of the CGU Oil assets is mainly due to the increase in oil reserves coupled with estimated cost improvements, all of which is mainly set off by: (i) the rise in the discount rate as a result of the higher country risk and cost of debt and (ii) larger investments associated to higher reserves contemplated in cash flows. All the foregoing taking into account the book value of assets as of December 31, 2018, affected by the deprecation charges for the fiscal year and the investments made, among others.

The impairment of the CGU Gas – Neuquina Basin and CGU Gas – Austral Basin assets arises from a combination of multiple factors, mainly from the anticipated reduction in gas market prices due to the lower sales price to distributors and power plants (see Note 30 in sections “Terms and Conditions for the Distribution of Natural Gas through Networks” and “Natural Gas Sales for Electricity Generation”) and the higher discount rate due to higher country risk and cost of debt, all of which is partially set off by a reduction in costs.

The discount rate after taxes used as of December 31, 2018 was 10.94% for 2019 and 11.19% for 2020 and thereafter, the recoverable value after taxes as of such date of the CGU OIL, CGU Gas – Neuquina Basin and CGU Gas – Austral Basin are 254,549, 108,509 and 8,606, respectively.

As mentioned above, as of the fiscal year end 2018, the Company’s Management does not anticipate any relevant changes in long-term price curves, as it does not consider the recent (positive) changes in commodity prices, all the foregoing taking into account the high volatility observed, until the variables affecting them shall evidence certain stability in the course of time.

Comparative Information

2.d) Comparative Information

Balance items as of December 31, 2017 and 2016 presented in these financial statements for comparison purposes arise from the consolidated financial statements then ended.

Additionally, certain amounts in the statement of financial position have been reclassified and new disclosures have been made due to the accounting policy changes mentioned in Note 2.b.26.